Document and Entity Information	Jul. 22, 2024
Details
Registrant CIK	0001726079
Document Type	8-K
Document Period End Date	Jul. 22, 2024
Entity Registrant Name	TIPMEFAST, INC.
Entity Incorporation, State or Country Code	NV
Securities Act File Number	000-56397
Entity Tax Identification Number	83-4057513
Entity Address, Address Line One	HaShnura St 1
Entity Address, City or Town	Zihron Ya’akow
Entity Address, Country	IL
Entity Address, Postal Zip Code	30950
City Area Code	972
Local Phone Number	373-70057
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false